Item 1. Report to Shareholders

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

(Graphic Omitted)

NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
As of 8/31/04
New Jersey Tax-Free Bond Fund  $18,013
Lehman Brothers Municipal Bond Index  $18,871
Lipper New Jersey Municipal Debt Funds Average  $17,019

                            Lehman              Lipper          New Jersey
                          Brothers          New Jersey            Tax-Free
                         Muni Bond           Municipal                Bond
                             Index       Funds Average                Fund

8/94               $        10,000     $        10,000     $        10,000

8/95                        10,887              10,718              10,793

8/96                        11,457              11,230              11,367

8/97                        12,516              12,194              12,350

8/98                        13,599              13,197              13,440

8/99                        13,667              13,075              13,328

8/00                        14,592              13,699              14,021

8/01                        16,080              15,080              15,515

8/02                        17,083              15,726              16,386

8/03                        17,619              16,013              16,923

8/04                        18,871              17,019              18,013


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended 8/31/04             1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

New Jersey Tax-Free Bond Fund      6.44%             6.21%                6.06%

Lehman Brothers
Municipal Bond Index               7.11              6.67                 6.56

Lipper New Jersey
Municipal Debt Funds Average       6.15              5.33                 5.45

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report(Unaudited)


FUND PROFILE
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

Price Per Share                                 $    11.56           $    11.78

30-Day Standardized Yield to Maturity                 3.55%                3.33%

Weighted Average Maturity (years)                     15.0                 13.9

Weighted Average Effective Duration (years)            6.1                  5.4


Note: Yields will vary and are not guaranteed.



PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/03              8/31/04
--------------------------------------------------------------------------------

Prerefunded Bonds                                     13.2%                17.6%

General Obligations - Local                           13.9                 12.8

Educational Revenue                                   12.5                 11.5

Hospital Revenue                                      11.0                 10.4

Ground Transportation Revenue                          7.6                  7.3

Lease Revenue                                          7.3                  6.5

Life Care/Nursing Home Revenue                         5.0                  5.5

Water and Sewer Revenue                                5.1                  5.1

Air and Sea Transportation Revenue                     6.0                  4.2

Industrial and Pollution Control Revenue               4.0                  3.8

Housing Finance Revenue                                5.3                  3.8

Electric Revenue                                       3.0                  2.9

Dedicated Tax Revenue                                  0.9                  2.2

All Other Sectors                                      3.9                  5.4

Other Assets Less Liabilities                          1.3                  1.0
--------------------------------------------------------------------------------
TOTAL                                                100.0%               100.0%

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND PROFILE (CONTINUED)
--------------------------------------------------------------------------------

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/03              8/31/04
--------------------------------------------------------------------------------

AAA                                                   56.3%                59.4%

AA                                                    19.6                 12.0

A                                                      9.8                 12.1

BBB                                                    9.6                 11.9

BB and Below                                           1.0                  0.9

Not Rated                                              3.7                  3.7
--------------------------------------------------------------------------------
TOTAL                                                100.0%               100.0%



Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds. You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                 Tax-Free
                                Beginning         Ending
                                  Account        Account         Expenses Paid
                                    Value          Value        During  Period*
                                   3/1/04        8/31/04     3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                         $    1,000     $ 1,000.90            $     2.93

Hypothetical (assumes 5%
return before expenses)             1,000       1,022.28                  2.96


 * Expenses are equal to the fund's annualized expense ratio for the six-month period (0.58%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------


               6 Months       Year
                  Ended      Ended
                8/31/04    2/29/04    2/28/03    2/28/02    2/28/01    2/29/00

NET ASSET VALUE

Beginning
of period      $  12.03   $  11.84   $  11.50   $  11.33   $  10.62   $  11.62

Investment
activities

  Net investment
  income (loss)    0.26       0.51       0.54       0.54       0.55       0.54

  Net realized
  and unrealized
  gain (loss)     (0.25)      0.19       0.34       0.17       0.71      (1.00)

  Total from
  investment
  activities       0.01       0.70       0.88       0.71       1.26      (0.46)

Distributions

  Net investment
  income          (0.26)     (0.51)     (0.54)     (0.54)     (0.55)     (0.54)

NET ASSET VALUE

END OF PERIOD  $  11.78   $  12.03   $  11.84   $  11.50   $  11.33   $  10.62
               -----------------------------------------------------------------

Ratios/Supplemental
Data

Total return^      0.09%      6.10%      7.83%      6.46%     12.18%     (4.06)%

Ratio of total
expenses to
average net
assets             0.58%+     0.58%      0.59%      0.60%      0.63%      0.65%

Ratio of net
investment  income
(loss) to average
net assets         4.35%+     4.37%      4.63%      4.80%      5.04%      4.84%

Portfolio
turnover rate      23.3%+     14.0%      14.7%      17.0%      24.6%      50.2%


Net assets,
end of
period
(in thousands) $ 121,824  $ 104,298  $ 156,345  $ 160,883  $ 148,333  $ 129,504



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004




PORTFOLIO OF INVESTMENTS (1)                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

NEW JERSEY  90.7%

Bordentown Sewage Auth.,
5.50%, 12/1/25 (FGIC Insured)                        1,300                1,388

Burlington County Bridge Commission, GO,
5.25%, 8/15/19                                         825                  891

Cape May PCR, Atlantic City Electric,
6.80%, 3/1/21 (MBIA Insured)                         1,520                1,982

Egg Harbor Township School Dist., GO,
5.00%, 7/15/16 (FGIC Insured)                        1,000                1,080

Essex County, GO, 5.75%, 10/1/30
(FGIC Insured)                                       1,500                1,656

Gloucester County Improvement Auth.
    5.00%, 7/15/11 (MBIA Insured)                      705                  784

  IDRB, Waste Management, 6.85%, 12/1/29
  (Tender 12/1/09)                                   1,100                1,258

Hopewell Valley Regional School Dist., GO,
5.00%, 8/15/15 (FGIC Insured)                        2,000                2,162

Hudson County Improvement Auth., GO,
Union City, 5.20%
7/15/24 (FGIC Insured)                               2,000                2,087

Mercer County Improvement Auth., GO
    School Dist., 5.25%, 1/15/23
    (FGIC Insured)                                   1,460                1,555

    Solid Waste, 5.75%, 9/15/16                      2,000                2,231

Middlesex County Improvement Auth., GO
    5.25%, 9/15/20                                   1,500                1,634

    Golf Course Project, 5.25%, 6/1/20               1,310                1,429

Middlesex County Improvement Auth.
  North Brunswick Township, 5.00%,
  10/1/12 (FGIC Insured)                             1,130                1,259

  Student Housing Urban Renewal
    5.00%, 8/15/18                                     250                  259

    5.00%, 8/15/35                                   1,250                1,235

Middlesex County PCR, Amerada Hess,
6.05%, 9/15/34                                         500                  517

Middlesex County Utilities Auth.,
8.634%, 8/15/10 (MBIA Insured)                         500                  566

Morris County, 5.25%, 11/15/20
(Prerefunded 11/15/09+)                                725                  813

New Brunswick Parking Auth.,
5.00%, 9/1/34 (MBIA Insured)                         1,000                1,019

New Jersey, GO
    5.00%, 8/1/22 (FGIC Insured)                     1,500                1,568

    5.50%, 5/1/17 (Prerefunded 5/1/10+)              1,000                1,136

    7.05%, 7/15/12 (Prerefunded 7/15/05+) #          1,335                1,416

New Jersey Building Auth., 5.375%, 6/15/19
(Prerefunded 6/15/09+)                               3,000                3,362

New Jersey Economic Dev. Auth.
    5.00%, 3/1/24                                    1,500                1,553

    5.25%, 6/15/19 (AMBAC Insured)                   1,500                1,637

    6.00%, 5/1/16 (Prerefunded 5/1/09+)
    (FSA Insured)                                    1,000                1,146

  American Water, 6.875%, 11/1/34
  (FGIC Insured) #                                   1,000                1,028

  Continental Airlines, IDRB,
  7.00%, 11/15/30 #                                  1,000                  781

  Ed. Testing Services, 4.75%, 5/15/25
  (MBIA Insured)                                     1,950                1,961

  Franciscan Oaks, 5.75%, 10/1/23                      375                  349

  Harrogate
    5.50%, 12/1/06                                     400                  419

    5.65%, 12/1/08                                     400                  425

    5.75%, 12/1/16                                     500                  510

    5.875%, 12/1/26                                  1,000                1,001

  Kapkowski Road Landfill
    Zero Coupon, 4/1/10
    (Escrowed to Maturity)                           1,025                  856

    5.75%, 10/1/21                                     250                  253

  Keswick Pines
    5.70%, 1/1/18                                      500                  508

    5.75%, 1/1/24                                      850                  841

  Lawrenceville School, 5.75%, 7/1/16                2,000                2,166

  Masonic Charity Foundation
    5.50%, 6/1/31                                    1,000                1,048

    6.00%, 6/1/25                                    1,000                1,104

  Motor Vehicle Surcharge
    Zero Coupon, 7/1/19 (MBIA Insured)               2,000                1,008

    5.25%, 7/1/26 (MBIA Insured)                     1,000                1,086

  Presbyterian Homes at Montgomery,
  6.375%, 11/1/31                                      800                  810

  St. Barnabas Health Care Systems,
  Zero Coupon, 7/1/16 (MBIA Insured)                 3,500                2,082

  The Evergreens, 6.00%, 10/1/22                       965                  975

  The Seeing Eye, 6.20%, 12/1/24                     1,000                1,111

  Waste Management, 4.00%, 11/1/13
  (Tender 10/31/04) #                                  200                  201

  Winchester Gardens at Ward Homesite
    5.80%, 11/1/31                                     660                  657

    8.625%, 11/1/25 (Prerefunded 11/1/06+)             500                  577

New Jersey EFA
    5.00%, 9/1/19 (FSA Insured)                      1,000                1,062

    5.375%, 7/1/17 (FGIC Insured)                    1,330                1,467

  Georgian Court College, 6.50%, 7/1/33                500                  551

  Monmouth Univ.
    5.25%, 7/1/09                                      480                  518

    5.60%, 7/1/12                                      450                  479

  Princeton Univ., VRDN (Currently 1.24%)              200                  200

  Public Library Grant, 5.00%, 9/1/22
  (AMBAC Insured)                                    1,000                1,046

  Ramapo College, 5.00%, 7/1/25
  (AMBAC Insured)                                      600                  617

  Rider Univ., 5.50%, 7/1/23
  (RAA Insured)                                      1,000                1,075

  Rowan Univ.
    5.125%, 7/1/30 (FGIC Insured)                    1,000                1,032

    5.25%, 7/1/22 (FGIC Insured)                     1,175                1,254

    6.00%, 7/1/21 (Prerefunded 7/1/06+)
    (AMBAC Insured)                                  1,000                1,087

  Stevens Institute of Technology
    5.00%, 7/1/12                                      250                  263

    5.375%, 7/1/11                                     585                  626

New Jersey Environmental Infrastructure
Trust, 5.25%, 9/1/20                                 1,500                1,613

New Jersey HFFA
  Atlantic City Medical Center,
  5.75%, 7/1/25                                      2,000                2,124

  Hackensack Univ. Medical Center,
  6.00%, 1/1/34                                      1,750                1,834

  Kennedy Health Systems,
  5.50%, 7/1/21                                      1,000                1,047

  Pascack Valley Hosp. Assoc.,
  6.50%, 7/1/23                                        750                  711

  Robert Wood Johnson Univ. Hosp.,
  5.75%, 7/1/25                                      1,500                1,606

  Somerset Medical Center,
  5.50%, 7/1/33                                      2,000                1,977

  South Jersey Hosp.,
  5.875%, 7/1/21                                     2,250                2,380

  St. Peters Univ. Hosp.,
  6.875%, 7/1/30                                     1,000                1,097

  Trinitas Hosp.
    6.00%, 7/1/14                                      750                  774

    6.00%, 7/1/20                                      570                  579

 New Jersey Higher Ed. Student Assistance Auth.
    5.80%, 6/1/16 (MBIA Insured) #                     740                  751

    6.00%, 6/1/15 (MBIA Insured) #                   1,565                1,640

New Jersey Highway Auth., Garden State
Parkway, 5.75%, 1/1/13
(Prerefunded 1/1/10+)                                2,000                2,305

New Jersey Housing & Mortgage Fin. Agency
  Multi-Family Housing
    5.20%, 5/1/14 (FSA Insured)                      1,995                2,144

    5.50%, 5/1/22 (FSA Insured) #                      470                  493

    5.55%, 11/1/09 (FSA Insured)                     1,000                1,070

    5.70%, 5/1/20 (FSA Insured)                        455                  487

    6.25%, 11/1/26 (FSA Insured)                       715                  760

  Single Family Housing
    5.70%, 10/1/17 (MBIA Insured)                      665                  695

    6.35%, 10/1/27 (MBIA Insured) #                    230                  237

New Jersey Sports & Exhibition Auth.,
Monmouth, 8.00%, 1/1/25
(Prerefunded 1/1/05+)                                  650                  677

New Jersey Transit Corp.
    5.50%, 2/1/06 (AMBAC Insured)                      500                  526

    5.50%, 2/1/08 (AMBAC Insured) ++                 3,000                3,299

New Jersey Transportation Trust Fund Auth.
    5.125%, 6/15/15 (Prerefunded 6/15/09+)           1,635                1,814

    6.00%, 12/15/19 (Prerefunded 12/15/11+)
    (MBIA Insured)                                   1,250                1,479

New Jersey Turnpike Auth.
    VRDN (Currently 1.34%) (FSA Insured)             3,200                3,200

    5.00%, 1/1/27 (FGIC Insured)                       700                  720

    5.50%, 1/1/25 (MBIA Insured)                     1,025                1,085

    5.75%, 1/1/10 (MBIA Insured)                     1,250                1,425

    5.75%, 1/1/10 (Escrowed to Maturity)
    (MBIA Insured)                                     215                  246

North Hudson Sewage Auth.
    Zero Coupon, 8/1/20 (MBIA Insured)               2,350                1,127

    5.25%, 8/1/18 (FGIC Insured)                     2,000                2,180

Ocean County, GO
    5.125%, 9/1/18                                   1,590                1,705

    5.35%, 12/1/17 (Prerefunded 12/1/09+)            1,695                1,922

Ocean County Utilities Auth., 6.30%,
1/1/11 (Prerefunded 1/1/05+)                         1,300                1,334

Port Auth. of New York & New Jersey
    VRDN (Currently 1.34%)                             950                  950

    5.00%, 7/15/26 (FSA Insured) #                   1,905                1,925

    5.125%, 1/15/36 #                                1,000                1,004

    5.875%, 9/15/15 (FGIC Insured) #                 1,000                1,076

    6.50%, 7/15/19 (FGIC Insured) #                    500                  514

Rutgers Univ.
    VRDN (Currently 1.28%)                             375                  375

    COP, 5.00%, 1/1/24 (AMBAC Insured)                 800                  832

Salem County PCR
  Atlantic City Electric, VRDN
  (Currently 1.30%) (MBIA Insured)                   1,000                1,000

  Du Pont De Nemours, 6.50%, 11/15/21 #              2,000                2,022

  PSEG Power, 5.75%, 4/1/31 #                        1,000                1,022

South Brunswick Township Board of Ed.
    6.40%, 8/1/09 (Prerefunded 8/1/05+)
    (FGIC Insured)                                   1,250                1,306

    6.40%, 8/1/10 (Prerefunded 8/1/05+)
    (FGIC Insured)                                   1,500                1,567

South Jersey Transportation Auth.,
IDRB, Raytheon, 6.15% 1/1/22 #                         660                  668

Tobacco Settlement Fin. Corp.
    6.75%, 6/1/39                                      450                  419

    7.00%, 6/1/41                                      300                  289

Union County PCR, Exxon Mobil,
VRDN (Currently 1.18%)                                 200                  200

Univ. of Medicine & Dentistry,
5.00%, 12/1/31 (AMBAC Insured)                       1,000                1,020

Wanaque Valley Regional Sewage Auth.,
GO, 5.75%, 9/1/18
(AMBAC Insured)                                      3,115                3,659

Winslow Township Board of Ed., 5.20%, 8/1/16
(Prerefunded 8/1/09+) (FGIC Insured)                 2,010                2,241

TOTAL NEW JERSEY (COST $132,879)                                        141,809


DELAWARE  0.7%

Delaware River & Bay Auth.
    5.50%, 1/1/15 (AMBAC Insured)                      500                  559

    5.50%, 1/1/16 (AMBAC Insured)                      500                  557

TOTAL DELAWARE (COST $995)                                                1,116


PENNSYLVANIA  0.8%

Delaware River Joint Toll Bridge Commission,
5.00%, 7/1/28                                        1,140                1,153

TOTAL PENNSYLVANIA (COST $ 1,118)                                         1,153


PUERTO RICO   6.3%

Children's Trust Fund, Tobacco Settlement,
6.00%, 7/1/26 (Prerefunded 7/1/10+)                  1,500                1,745

Puerto Rico, 5.00%, 7/1/27
(Prerefunded 7/1/12+)                                1,400                1,566

Puerto Rico Electric Power Auth.,
5.00%, 7/1/08                                        1,500                1,633

Puerto Rico Highway & Transportation Auth.
    5.00%, 7/1/36                                      500                  505

    5.50%, 7/1/18                                      500                  534

Puerto Rico Infrastructure Fin. Auth.,
7.50%, 7/1/09                                           20                   21

Puerto Rico Public Buildings Auth., GO,
5.50%, 7/1/24                                        1,000                1,083

Puerto Rico Public Fin. Corp.,
5.25%, 8/1/29 (Tender
2/1/12) (MBIA Insured)                               2,500                2,779

TOTAL PUERTO RICO (COST $9,166)                                           9,866


U. S. VIRGIN ISLANDS 0.5%

Virgin Islands PFA
  Hovensa Refinery
    5.875%, 7/1/22 #                                   250                  263

    6.125%, 7/1/22 #                                   500                  533

TOTAL U. S. VIRGIN ISLANDS (COST $750)                                      796


FUTURES CONTRACTS  0.0%

Variation margin receivable (payable)
on open futures contracts (2)                                                (8)

Total Futures Contracts                                                      (8)

Total Investments in Securities
99.0% of Net Assets (Cost $144,908)                                    $154,732
                                                                       --------

--------------------------------------------------------------------------------

(2) Open Futures Contracts at August 31, 2004 were as follows:
 ($ 000s)

                                                Contract     Unrealized
                               Expiration          Value    Gain (Loss)
                               ----------          -----    -----------

Short, 20 U.S. Treasury
10 year contracts,
$25 par of 5.50%
New Jersey Transit
Corp. pledged as
initial margin                      12/04   $     (2,246)  $        (27)

Net payments (receipts)
of variation
margin to date                                                       19

Variation margin
receivable (payable)
on open futures contracts                                  $         (8)
                                                           ------------



   (1)  Denominated in U.S. dollars unless otherwise noted

     #  Interest subject to alternative minimum tax

    ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.

     +  Used in determining portfolio  maturity

 AMBAC  AMBAC Assurance Corp.

   COP  Certificates of Participation

   EFA  Educational Facility Authority

  FGIC  Financial Guaranty Insurance Company

   FSA  Financial Security Assurance Inc.

    GO  General Obligation

  HFFA  Health Facility Financing Authority

  IDRB  Industrial Development Revenue Bond

  MBIA  MBIA Insurance Corp.

   PCR  Pollution Control Revenue

   PFA  Public Finance Authority

   RAA  Radian Asset Assurance Inc.

  VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $144,908)               $     154,732

Other assets                                                              1,890

Total assets                                                            156,622


Liabilities

Total liabilities                                                           277

NET ASSETS                                                        $     156,345
                                                                  -------------


Net Assets Consist of:
Undistributed net investment income (loss)                        $         117

Undistributed net realized gain (loss)                                   (2,233)

Net unrealized gain (loss)                                                9,805

Paid-in-capital applicable to 13,268,770 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                   148,656

NET ASSETS                                                        $     156,345
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       11.78
                                                                  -------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04

Investment Income (Loss)

Interest Income                                                  $        3,857

Expenses

  Investment management                                                     325

  Custody and accounting                                                     54

  Shareholder servicing                                                      47

  Prospectus and shareholder reports                                         10

  Registration                                                                7

  Legal and audit                                                             6

  Directors                                                                   3

  Miscellaneous                                                               2

  Total expenses                                                            454

Net investment income (loss)                                              3,403

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                 88

  Futures                                                                   (22)

  Net realized gain (loss)                                                   66

Change in net unrealized gain (loss)

  Securities                                                             (3,428)

  Futures                                                                    (4)

  Change in net unrealized gain (loss)                                   (3,432)

Net realized and unrealized gain (loss)                                  (3,366)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $          37
                                                                  -------------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)              $        3,403        $       6,685

  Net realized gain (loss)                              66                  258

  Change in net unrealized gain (loss)              (3,432)               2,094

  Increase (decrease) in net assets
  from operations                                       37                9,037

Distributions to shareholders

  Net investment income                             (3,393)              (6,664)

Capital share transactions *

  Shares sold                                       10,788               27,076

  Distributions reinvested                           2,636                5,165

  Shares redeemed                                  (14,606)             (22,064)

  Increase (decrease) in net assets
  from capital share transactions                   (1,182)              10,177

Net Assets

Increase (decrease) during period                   (4,538)              12,550

Beginning of period                                160,883              148,333

End of Period                              $       156,345      $       160,883
                                           -------------------------------------
(Including undistributed net
investment income of $117 at
8/31/04 and $107 at 2/29/04)


*Share information

  Shares sold                                          917                2,289

  Distributions reinvested                             226                  437

  Shares redeemed                                   (1,252)              (1,872)

  Increase (decrease) in shares outstanding           (109)                 854



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on April 30, 1991. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-grade New Jersey municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in investments in securities and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $17,378,000 and $20,348,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $2,060,000 of unused capital loss carryforwards, of which $947,000 expire in 2008 and $1,113,000 expire in 2009.

At August 31, 2004, the cost of investments for federal income tax purposes was $144,831,000. Net unrealized gain aggregated $9,882,000 at period-end, of which $10,208,000 related to appreciated investments and $326,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $55,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $34,000 for T. Rowe Price Services, Inc. At period-end, a total of $11,000 of these expenses was payable.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report


INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004